Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 254,000	$ 505,000	$ 2,195,000
Sale of office property and equipment	4,000	519,000	1,534,000
Gain (loss) on sale of property and equipment	$ 14,000	$ (213,000)	$ 55,000